Employee future benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Defined contribution pension plans
Matching contribution to employees' 5% contribution (in percent)	100.00%	100.00%
Defined benefit pension expense	$ 9	$ 7	$ 3
Obligation for defined benefit pension plans	9		11	$ 15
Pension plans
Defined contribution pension plans
Defined benefit pension expense	0	1	1
TELUS Corporation (parent) | Pension plans
Defined contribution pension plans
Defined benefit pension expense	$ 2	$ 1	$ 0